Note 4 - Loans and Allowance for Loan Losses (Details) - Loans and Allowances for Loan Losses - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance	$ 301,917	$ 304,943	$ 293,087
Accrued interest receivable	967	1,036	1,050
Net deferred loan origination fees and costs	548	506	341
Recorded investment in loans	$ 303,432	306,485	294,478
Residential Mortgage Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		106,679	107,029
Accrued interest receivable		368	427
Net deferred loan origination fees and costs		49	52
Recorded investment in loans		107,096	107,508
Land Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		11,028	10,309
Accrued interest receivable		48	49
Net deferred loan origination fees and costs		4	2
Recorded investment in loans		11,080	10,360
Residential Construction Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		8,444	8,996
Accrued interest receivable		20	22
Net deferred loan origination fees and costs		(1)	0
Recorded investment in loans		8,463	9,018
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		78,314	76,496
Accrued interest receivable		186	202
Net deferred loan origination fees and costs		(20)	(32)
Recorded investment in loans		78,480	76,666
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		28,282	21,956
Accrued interest receivable		131	56
Net deferred loan origination fees and costs		(7)	(9)
Recorded investment in loans		28,406	22,003
Home Equity And Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		37,513	34,815
Accrued interest receivable		131	126
Net deferred loan origination fees and costs		481	328
Recorded investment in loans		38,125	35,269
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal loan balance		34,683	33,486
Accrued interest receivable		152	168
Net deferred loan origination fees and costs		0	0
Recorded investment in loans		$ 34,835	$ 33,654